Performance Management - Cantor Fitzgerald Commodity Return Strategy Fund	Apr. 07, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows you how performance of the Fund’s Class A shares has varied from year to year for up to 10 years. The table compares the Fund’s performance (before and after taxes) over time to that of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the Bloomberg US Aggregate Bond Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The table also compares the Fund’s performance to the BCOM Index, which is currently composed of futures contracts on 24 physical commodities. Prior to April 1, 2026, the Fund’s investment adviser was UBS Asset Management (Americas) LLC. Effective April 1, 2026, the Fund’s investment adviser changed from UBS Asset Management (Americas) LLC to O’Connor Alternative Investments. There were no changes to the Fund’s investment objective or investment strategies in connection with the change in the Fund’s investment adviser. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The Fund makes updated performance available at the Fund’s website (https://commodities.cantorassetmanagement.com/) or by calling Cantor Fitzgerald Commodity Strategy Trust at 855-922-6867.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows you how performance of the Fund’s Class A shares has varied from year to year for up to 10 years.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Year-by-year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best quarter: 25.49% (Q1, 2022) Worst quarter: -22.16% (Q1, 2020) Inception date: 12/30/04
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	25.49%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(22.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average annual total returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
Period ended	One year	Five years	Ten years
12/31/25:	2025	2021-2025	2016-2025
Class A Return before taxes	9.88%	9.26%	5.08%
Class A Return after taxes on distributions	7.77	4.27	2.47
Class A Return after taxes on distributions and sale of fund shares	5.81	4.91	2.76
Class C Return before taxes	13.46	9.46	4.78
Class I Return before taxes	15.65	10.57	5.86
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	15.77	10.64	5.73
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.30	-0.36	2.01

●	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	https://commodities.cantorassetmanagement.com/
Performance Availability Phone [Text]	855-922-6867